Assets and Liabilities Held for Sale - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of fair value measurement of assets and liabilities [abstract]
Unrealized gains relating to non-current assets and disposal groups classified as held for sale	€ 0